3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: o) Reclassifications (Policies)	12 Months Ended
Dec. 31, 2019
Policies
o) Reclassifications

o)Reclassifications

Certain reclassifications have been made to the prior period’s consolidated financial statements to confirm to the current period’s presentation on the consolidated statements of financial position, comprehensive loss and changes in equity.